Schedule of Reinsurance	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule of Reinsurance
Schedule IV
Reinsurance

December 31, 2022, 2021 and 2020
(Dollars in millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2022
Life insurance in-force	$ 37,212	$ 32,121	$ —	$ 5,091	—%
Life insurance premium (1)	$ 71	$ 63	$ —	$ 8	—%
2021
Life insurance in-force	$ 39,572	$ 33,955	$ —	$ 5,617	—%
Life insurance premium (1)	$ 75	$ 62	$ —	$ 13	—%
2020
Life insurance in-force	$ 41,707	$ 35,792	$ —	$ 5,915	—%
Life insurance premium (1)	$ 82	$ 60	$ —	$ 22	—%
(1)
Includes annuities with life contingencies.
For the years ended December 31, 2022, 2021 and 2020, reinsurance ceded included related party transactions for life insurance in-force of $
24.5 billion, $
25.8 billion and $
27.0 billion, respectively, and life insurance premiums of $
47 million,
$
45 million and $
43 million, respectively. There were no related party transactions for assumed life insurance in-force and life insurance premiums for the years ended December 31, 2022, 2021 and 2020.